UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

April 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.3%
Information Technology - 29.2%
Communications Equipment - 2.2%
Aruba Networks, Inc. (a)	219,420	$4,934,756
F5 Networks, Inc. (a)	34,850	2,663,585
QUALCOMM, Inc.	83,950	5,172,999

		12,771,340

Computers & Peripherals - 4.2%
Apple, Inc.	55,180	24,430,945

Electronic Equipment, Instruments & Components - 0.6%
Trimble Navigation Ltd. (a)	113,550	3,263,427

Internet Software & Services - 7.9%
eBay, Inc. (a)	275,120	14,413,537
Facebook, Inc. (a)	241,690	6,709,315
Google, Inc.-Class A (a)	22,934	18,910,688
LinkedIn Corp. (a)	32,660	6,273,659

		46,307,199

IT Services - 4.7%
Cognizant Technology Solutions Corp.-Class A (a)	187,690	12,162,312
MAXIMUS, Inc.	57,150	4,554,284
Visa, Inc.-Class A	64,720	10,902,731

		27,619,327

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV (b)	77,070	5,731,696

Software - 8.6%
ANSYS, Inc. (a)	88,750	7,176,325
Aspen Technology, Inc. (a)	97,390	2,968,447
Cadence Design Systems, Inc. (a)	358,560	4,948,128
Citrix Systems, Inc. (a)	144,280	8,969,888
Oracle Corp.	481,170	15,772,753
Red Hat, Inc. (a)	106,140	5,087,290
ServiceNow, Inc. (a)	55,950	2,291,712
TIBCO Software, Inc. (a)	151,015	2,931,201

		50,145,744

		170,269,678

Consumer Discretionary - 16.8%
Automobiles - 1.2%
Harley-Davidson, Inc.	131,960	7,211,614

Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	146,750	8,928,270

Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (a)	43,570	11,058,502
HomeAway, Inc. (a)	111,687	3,412,038
priceline.com, Inc. (a)	14,945	10,401,570

		24,872,110

Company	Shares	U.S. $ Value
Media - 5.1%
AMC Networks, Inc. (a)	80,752	5,088,184
Comcast Corp.-Class A	194,770	8,044,001
Viacom, Inc.-Class B	122,410	7,833,016
Walt Disney Co. (The)	144,970	9,109,915

		30,075,116

Specialty Retail - 2.5%
Lowe’s Cos., Inc.	169,100	6,496,822
O’Reilly Automotive, Inc. (a)	73,210	7,856,897

		14,353,719

Textiles, Apparel & Luxury Goods - 2.2%
Michael Kors Holdings Ltd.(a)	126,813	7,220,732
VF Corp.	30,200	5,382,244

		12,602,976

		98,043,805

Health Care - 14.1%
Biotechnology - 6.4%
Biogen Idec, Inc. (a)	61,850	13,540,821
Celgene Corp. (a)	70,190	8,287,333
Gilead Sciences, Inc. (a)	233,110	11,804,690
Synageva BioPharma Corp. (a)	67,650	3,496,829

		37,129,673

Health Care Equipment & Supplies - 2.1%
HeartWare International, Inc. (a)	68,280	6,636,816
Intuitive Surgical, Inc. (a)	11,340	5,582,568

		12,219,384

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.-Class A	107,950	5,842,254
UnitedHealth Group, Inc.	83,720	5,017,340

		10,859,594

Pharmaceuticals - 3.7%
Allergan, Inc./United States	84,360	9,579,078
Bristol-Myers Squibb Co.	309,050	12,275,466

		21,854,544

		82,063,195

Consumer Staples - 13.9%
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	90,330	9,794,482
CVS Caremark Corp.	183,890	10,698,720

		20,493,202

Food Products - 3.5%
Green Mountain Coffee Roasters, Inc. (a)(b)	53,320	3,060,568
Hershey Co. (The)	54,620	4,869,919
Kraft Foods Group, Inc.	130,016	6,694,524

Company	Shares	U.S. $ Value
Mead Johnson Nutrition Co.-Class A	73,510	5,960,926

		20,585,937

Personal Products - 1.3%
Estee Lauder Cos., Inc. (The)-Class A	106,500	7,385,775

Tobacco - 5.6%
Altria Group, Inc.	328,710	12,001,202
Philip Morris International, Inc.	212,960	20,356,847

		32,358,049

		80,822,963

Industrials - 10.2%
Aerospace & Defense - 3.1%
Boeing Co. (The)	102,710	9,388,721
Precision Castparts Corp.	44,460	8,504,753

		17,893,474

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	84,200	3,025,306

Electrical Equipment - 0.9%
AMETEK, Inc.	127,570	5,193,375

Industrial Conglomerates - 1.5%
Danaher Corp.	148,050	9,022,167

Marine - 1.0%
Kirby Corp. (a)	76,270	5,711,860

Professional Services - 0.8%
Robert Half International, Inc.	139,390	4,574,780

Road & Rail - 1.0%
JB Hunt Transport Services, Inc.	85,410	6,070,089

Trading Companies & Distributors - 1.4%
WW Grainger, Inc.	32,600	8,034,922

		59,525,973

Energy - 6.7%
Energy Equipment & Services - 3.7%
National Oilwell Varco, Inc.	84,450	5,507,829
Oceaneering International, Inc.	50,220	3,523,937
Schlumberger Ltd.	172,090	12,808,659

		21,840,425

Oil, Gas & Consumable Fuels - 3.0%
Concho Resources, Inc. (a)	43,350	3,733,735
EOG Resources, Inc.	46,860	5,677,558
Noble Energy, Inc.	70,270	7,960,888

		17,372,181

		39,212,606

Financials - 4.4%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	49,110	7,645,445
Artisan Partners Asset Management, Inc. (a)	22,074	823,360

Company	Shares	U.S. $ Value
State Street Corp.	63,000	3,683,610

		12,152,415

Commercial Banks - 0.4%
Wells Fargo & Co.	66,910	2,541,242

Diversified Financial Services - 1.7%
IntercontinentalExchange, Inc. (a)	42,360	6,901,715
JPMorgan Chase & Co.	62,370	3,056,753

		9,958,468

Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	25,357	1,217,136

		25,869,261

Total Common Stocks (cost $476,675,518)		555,807,481

SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09% (c) (cost $31,424,670)	31,424,670	31,424,670

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $508,100,188)		587,232,151

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Investment Companies - 1.5%
AllianceBernstein Exchange Reserves-Class I, 0.09% (c) (cost $8,771,018)	8,771,018	8,771,018

Total Investments - 102.2% (cost $516,871,206) (d)		596,003,169
Other assets less liabilities - (2.2%)		(12,639,558)

Net Assets - 100.0%		$583,363,611

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $86,215,658 and gross unrealized depreciation of investments was $(7,083,695), resulting in net unrealized appreciation of $79,131,963.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Growth Fund

April 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$555,807,481		$	– 0	–	$	– 0	–	$555,807,481
Short-Term Investments	31,424,670			– 0	–		– 0	–	31,424,670
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,771,018			– 0	–		– 0	–	8,771,018

Total Investments in Securities	596,003,169			– 0	–		– 0	–	596,003,169
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$596,003,169		$	– 0	–	$	– 0	–	$596,003,169

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all Funds for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2013